Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 4,463,870	$ 4,554,335	$ 25,752,659
Accounts receivable, net	252,792	149,731
Inventories	396,312	364,052
Prepaid expenses and other current assets	1,181,723	770,153	469,232
Receivable from related parties, net			35,850
Total current assets	6,294,697	5,838,271	26,257,741
Prepaid expenses, long-term	7,792	17,423	38,617
Property and equipment, net	56,763	60,654	14,089
Deferred offering costs	366,113	366,113
Operating right of use asset	109,360	148,542
Intangible assets, net	21,453,555	25,410,887
Goodwill	46,743,319	55,676,142
Total assets	75,031,599	87,518,032	26,310,447
Current liabilities
Accounts payable	4,251,394	5,295,114	1,499,296
Accrued expenses	1,936,014	2,199,867	2,409,128
Notes payable, net of debt discount	10,406,394	9,618,373
Operating lease liability, current	62,480	74,252
Contingent warrant liability	2,641	2,641	14,021
Total current liabilities	21,433,697	17,190,247	3,922,445
Note payable	110,871	118,857
Pension benefit obligation	321,132	556,296
Operating lease liability, net of current portion	46,880	74,290
Deferred tax liability, net	2,743,246	3,073,781
Total liabilities	25,293,426	21,877,471	3,922,445
Commitments and Contingencies (see Note 10)
Stockholders’ equity (deficit)
Common stock, $0.00001 par value, 250,000,000 shares authorized at March 31, 2024 and December 31, 2023; 22,845,100 and 22,841,975 shares issued at March 31, 2024 and December 31, 2023, respectively; 22,327,701 and 22,324,576 shares outstanding at March 31, 2024 and December 31, 2023, respectively	228	228	157
Additional paid-in-capital	49,452,674	49,428,809	42,331,155
Treasury stock, at cost; 517,399 shares of common stock at March 31, 2024 and December 31, 2023	(625,791)	(625,791)	(566,810)
Accumulated deficit	(67,904,766)	(56,786,194)	(19,376,500)
Accumulated other comprehensive income (loss)	(2,455,546)	2,380,920
Total Onconetix stockholders’ equity (deficit)	(21,533,201)	(5,602,028)	22,388,002
Non-controlling interest	7,035,289	7,006,504
Total stockholders’ equity (deficit)	(14,497,912)	1,404,476	22,388,002
Total liabilities, convertible redeemable preferred stock, and stockholders’ equity (deficit)	75,031,599	87,518,032	26,310,447
Related Party
Current liabilities
Note payable – related party, net of debt discount of $225,226 and $0 at March 31, 2024 and December 31, 2023, respectively	4,774,774
Subscription agreement liability – related party	637,600	864,000
Series B Convertible Redeemable Preferred stock
Current liabilities
Series B Convertible Redeemable Preferred stock, $0.00001 par value, 2,700,000 shares authorized at March 31, 2024 and December 31, 2023; 2,696,729 shares issued and outstanding at March 31, 2024 and December 31, 2023	64,236,085	64,236,085
Series A Convertible Preferred Stock
Stockholders’ equity (deficit)
Series A Convertible Preferred stock, $0.00001 par value, 10,000 shares authorized at March 31, 2024 and December 31, 2023; 3,000 shares issued and outstanding at March 31, 2024 and December 31, 2023; Liquidation preference of $3,000,000 at March 31, 2024 and December 31, 2023